Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return(4)	Nasdaq Stock Index Total Shareholder Return	Net Increase/ (Decrease) in Net Assets Resulting from Operations(5)	NAV per Share
2022	$4,353,439	$643,964	$1,518,080	$935,248	$111.04	$116.65	$(132,177,053)	$7.39
2021	$7,546,084	$7,363,821	$1,625,652	$1,570,025	$373.93	$174.36	$147,071,721	$11.72
2020	$4,000,425	$1,740,203	$1,206,467	$790,110	$216.63	$143.64	$75,337,438	$15.17

Company Selected Measure Name	net asset value
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Klein was the sole PEO for each of 2022, 2021 and 2020.

PEO Total Compensation Amount	$ 4,353,439	$ 7,546,084	$ 4,000,425
PEO Actually Paid Compensation Amount	643,964	7,363,821	1,740,203
Non-PEO NEO Average Total Compensation Amount	1,518,080	1,625,652	1,206,467
Non-PEO NEO Average Compensation Actually Paid Amount	$ 935,248	1,570,025	790,110
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	“Compensation actually paid” (“CAP”) is a calculation that begins with the Summary Compensation Table (“SCT”) total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation (the “SCT Total”) with CAP, computed through the addition to the SCT Total of the values provided for each year in the columns labeled “SCT Stock Awards,” “Fair Value of Stock Awards Granted in the Covered Year,” “Change in Fair Value of Unvested Stock Awards from Prior Years,” “Change in Fair Value of Cancelled Option Awards from Prior Years,” and “Change in Fair Value of Stock Awards that Vested in the Covered Year”:

Name	Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Change in Fair Value of Cancelled Option Awards from Prior Years	Change in Fair Value of Stock Awards that Vested in the Covered Year	Compensation Actually Paid
PEO	2022	$4,353,439	$(2,300,000)	$732,606	$(1,704,114)	—	$(437,966)	$643,964
	2021	$7,546,084	$(3,800,000)	$3,617,738	—	—	—	$7,363,821
	2020	$4,000,425	—	—	—	$(2,260,222)	—	$1,740,203
Non-PEO NEO Average	2022	$1,518,080	$(585,000)	$186,337	$(173,996)	—	$(10,172)	$935,248
	2021	$1,625,652	$(425,000)	$369,373	—	—	—	$1,570,025
	2020	$1,206,467	—	—	—	$(416,357)	—	$790,110

Equity Valuation Assumption Difference, Footnote [Text Block]
(4)	Total Shareholder Return represents the value of a hypothetical $100 investment beginning at market close on the last trading day of 2019, assuming reinvestment of all dividends.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The graph below reflects the relationship between “compensation actually paid” to our PEO and non-PEO NEO and Total Shareholder Return for the Company and the Nasdaq Stock Index.
Compensation Actually Paid vs. Net Income [Text Block]

The graph below reflects the relationship between “compensation actually paid” to our PEO and non-PEO NEO and our Net Increase/(Decrease) in Net Assets Resulting from Operations, which is the Company’s calculation of “Net Income” given the nature of the Company’s operations:

Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below reflects the relationship between “compensation actually paid” to our PEO and non-PEO NEO and our NAV per Share:
Tabular List [Table Text Block]

Restrictions imposed by the 1940 Act restrict the Compensation Committee’s ability to use nondiscretionary or formulaic Company performance goals or criteria to determine executive incentive compensation. However, the Compensation Committee considers several financial performance metrics, along with other factors including operational goals and individual performance criteria, in determining the appropriate compensation for the Company’s NEOs. Subject to the foregoing restrictions imposed by the 1940 Act, in the Company’s assessment, the following list of performance measures represent the most important performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance:

●	NAV per Share;

●	Dividends declared and paid by the Company;

●	Prudent investments within the portfolio;

●	Enhancements to the overall investment process, and expansion and development of team;

●	Maintenance of a strong balance sheet, including maintaining liquidity and capital flexibility to accomplish the Company's business objectives; and

●	Execution of the Company’s Share Repurchase Program and Modified “Dutch Auction” Tender Offer.

Other key metrics considered by the Compensation Committee when determining the appropriate compensation for NEOs include investment activity, growth and performance of the Company’s business, maintenance of liquidity and capital flexibility, growth and development of human capital, and individual contributions to corporate objectives.

Total Shareholder Return Amount	$ 111.04	373.93	216.63
Peer Group Total Shareholder Return Amount	116.65	174.36	143.64
Net Income (Loss)	$ (132,177,053)	$ 147,071,721	$ 75,337,438
Company Selected Measure Amount | $ / shares	7.39	11.72	15.17
PEO Name	Mr. Klein	Mr. Klein	Mr. Klein
Additional 402(v) Disclosure [Text Block]
(5)	Given the nature of the Company’s operations, the Company calculates “Net Income” as the Net Increase/(Decrease) in Net Assets Resulting from Operations.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	NAV per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Dividends declared and paid by the Company
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Prudent investments within the portfolio;
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Enhancements to the overall investment process, and expansion and development of team;
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Maintenance of a strong balance sheet, including maintaining liquidity and capital flexibility to accomplish the Company's business objectives;
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Execution of the Company’s Share Repurchase Program and Modified “Dutch Auction” Tender Offer
SCT Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,300,000)	$ (3,800,000)
SCT Stock Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(585,000)	(425,000)
Fair Value of Stock Awards Granted in the Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	732,606	3,617,738
Fair Value of Stock Awards Granted in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	186,337	369,373
Change in Fair Value of Unvested Stock Awards from Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,704,114)
Change in Fair Value of Unvested Stock Awards from Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(173,996)
Change in Fair Value of Cancelled Option Awards from Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,260,222)
Change in Fair Value of Cancelled Option Awards from Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(416,357)
Change in Fair Value of Stock Awards that Vested in the Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(437,966)
Change in Fair Value of Stock Awards that Vested in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,172)